Subsidiary guarantee information (Details 2) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010
Assets (CHF million)
Cash and due from banks	68,073	73,360	65,467	77,524
Interest-bearing deposits with banks	1,940	1,437	1,524	2,231
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091	204,491	220,443	250,122
Securities received as collateral	32,057	37,033	42,147	42,888
Trading assets	302,626	314,201	324,704	350,093
Investment securities	5,550	6,483	8,397	9,837
Other investments	14,086	16,166	16,482	19,805
Net loans	220,030	222,510	218,842	227,205
Premises and equipment	6,651	6,669	6,725	6,701
Goodwill	7,908	8,433	8,585	9,582
Other intangible assets	281	294	312	377
Brokerage receivables	40,845	47,275	38,769	51,699
Other assets	76,785	78,116	79,585	89,815
Assets of discontinued operations held-for-sale	0	0	23	69
Total assets	976,923	1,016,468	1,032,005	1,137,948
Liabilities and equity (CHF million)
Due to banks	41,987	41,113	37,493	37,822
Customer deposits	286,455	293,295	287,564	287,400
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245	141,078	168,394	202,934
Obligation to return securities received as collateral	32,057	37,033	42,147	42,888
Trading liabilities	120,452	134,846	133,997	164,437
Short-term borrowings	20,373	23,023	21,683	22,128
Long-term debt	164,159	175,877	173,752	182,710
Brokerage payables	67,315	64,693	61,746	83,472
Other liabilities	61,573	62,222	62,214	67,573
Total liabilities	936,616	973,180	988,990	1,091,364
Total shareholders' equity	31,216	34,057	33,282	35,633
Noncontrolling interests	9,091	9,231	9,733	10,951
Total equity	40,307	43,288	43,015	46,584	47,756
Total liabilities and equity	976,923	1,016,468	1,032,005	1,137,948
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	5,790		5,133
Interest-bearing deposits with banks	77		85
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	121,129		132,338
Securities received as collateral	36,948		45,251
Trading assets	93,586		101,913
Investment securities	0		0
Other investments	8,594		7,878
Net loans	26,047		31,243
Premises and equipment	937		1,003
Goodwill	535		595
Other intangible assets	90		89
Brokerage receivables	16,016		15,745
Other assets	17,456		13,414
Assets of discontinued operations held-for-sale			0
Total assets	327,205		354,687
Liabilities and equity (CHF million)
Due to banks	93		120
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	115,395		120,189
Obligation to return securities received as collateral	36,948		45,251
Trading liabilities	26,326		28,589
Short-term borrowings	23,495		38,717
Long-term debt	44,687		41,984
Brokerage payables	46,520		44,791
Other liabilities	10,390		11,139
Total liabilities	303,854		330,780
Total shareholders' equity	17,300		18,183
Noncontrolling interests	6,051		5,724
Total equity	23,351		23,907
Total liabilities and equity	327,205		354,687
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	62,770		59,898
Interest-bearing deposits with banks	4,715		4,372
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,839		88,370
Securities received as collateral	(4,947)		(3,151)
Trading assets	204,945		219,343
Investment securities	4,024		6,331
Other investments	5,075		8,177
Net loans	174,283		169,505
Premises and equipment	5,223		5,217
Goodwill	6,238		6,855
Other intangible assets	184		215
Brokerage receivables	24,675		23,028
Other assets	59,001		65,891
Assets of discontinued operations held-for-sale			23
Total assets	624,025		654,074
Liabilities and equity (CHF million)
Due to banks	50,708		47,555
Customer deposits	262,809		263,767
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	26,850		48,205
Obligation to return securities received as collateral	(4,947)		(3,151)
Trading liabilities	93,350		105,348
Short-term borrowings	(5,048)		(19,201)
Long-term debt	116,157		129,156
Brokerage payables	20,923		17,071
Other liabilities	50,323		50,067
Total liabilities	611,125		638,817
Total shareholders' equity	8,696		9,600
Noncontrolling interests	4,204		5,657
Total equity	12,900		15,257
Total liabilities and equity	624,025		654,074
Bank
Assets (CHF million)
Cash and due from banks	68,560		65,031
Interest-bearing deposits with banks	4,792		4,457
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	198,968		220,708
Securities received as collateral	32,001		42,100
Trading assets	298,531		321,256
Investment securities	4,024		6,331
Other investments	13,669		16,055
Net loans	200,330		200,748
Premises and equipment	6,160		6,220
Goodwill	6,773		7,450
Other intangible assets	274		304
Brokerage receivables	40,691		38,773
Other assets	76,457		79,305
Assets of discontinued operations held-for-sale			23
Total assets	951,230		1,008,761
Liabilities and equity (CHF million)
Due to banks	50,801		47,675
Customer deposits	262,809		263,767
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245		168,394
Obligation to return securities received as collateral	32,001		42,100
Trading liabilities	119,676		133,937
Short-term borrowings	18,447		19,516
Long-term debt	160,844		171,140
Brokerage payables	67,443		61,862
Other liabilities	60,713		61,206
Total liabilities	914,979		969,597
Total shareholders' equity	25,996		27,783
Noncontrolling interests	10,255		11,381
Total equity	36,251		39,164
Total liabilities and equity	951,230		1,008,761
Group parent company
Assets (CHF million)
Cash and due from banks	16		18
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Other investments	32,004		34,611
Net loans	6,534		6,733
Premises and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	198		266
Assets of discontinued operations held-for-sale			0
Total assets	38,752		41,628
Liabilities and equity (CHF million)
Due to banks	5,514		6,210
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Short-term borrowings	0		0
Long-term debt	1,908		1,989
Brokerage payables	0		0
Other liabilities	114		147
Total liabilities	7,536		8,346
Total shareholders' equity	31,216		33,282
Noncontrolling interests	0		0
Total equity	31,216		33,282
Total liabilities and equity	38,752		41,628
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	(503)		418
Interest-bearing deposits with banks	(2,852)		(2,933)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,123		(265)
Securities received as collateral	56		47
Trading assets	4,095		3,448
Investment securities	1,526		2,066
Other investments	(31,587)		(34,184)
Net loans	13,166		11,361
Premises and equipment	491		505
Goodwill	1,135		1,135
Other intangible assets	7		8
Brokerage receivables	154		(4)
Other assets	130		14
Assets of discontinued operations held-for-sale			0
Total assets	(13,059)		(18,384)
Liabilities and equity (CHF million)
Due to banks	(14,328)		(16,392)
Customer deposits	23,646		23,797
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	56		47
Trading liabilities	776		60
Short-term borrowings	1,926		2,167
Long-term debt	1,407		623
Brokerage payables	(128)		(116)
Other liabilities	746		861
Total liabilities	14,101		11,047
Total shareholders' equity	(25,996)		(27,783)
Noncontrolling interests	(1,164)		(1,648)
Total equity	(27,160)		(29,431)
Total liabilities and equity	(13,059)		(18,384)